Shareholder Report	12 Months Ended	120 Months Ended
	Dec. 31, 2024 USD ($) Holding	Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000097933
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,585	$10,138
Dec-2016	$10,198	$11,351
Dec-2017	$11,309	$13,829
Dec-2018	$10,652	$13,223
Dec-2019	$12,229	$17,386
Dec-2020	$12,984	$20,585
Dec-2021	$14,126	$26,494
Dec-2022	$12,466	$21,696
Dec-2023	$13,649	$27,399
Dec-2024	$14,520	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.38%	3.49%	3.80%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,363,304	$ 57,363,304
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 182,919
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,363,304 Number of Portfolio Holdings30 Advisory Fee $182,919 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097932
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,550	$10,138
Dec-2016	$10,145	$11,351
Dec-2017	$11,218	$13,829
Dec-2018	$10,541	$13,223
Dec-2019	$12,075	$17,386
Dec-2020	$12,787	$20,585
Dec-2021	$13,883	$26,494
Dec-2022	$12,238	$21,696
Dec-2023	$13,343	$27,399
Dec-2024	$14,156	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	6.09%	3.23%	3.54%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,363,304	$ 57,363,304
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 182,919
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,363,304 Number of Portfolio Holdings30 Advisory Fee $182,919 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112453
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.77%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,546	$10,138
Dec-2016	$10,121	$11,351
Dec-2017	$11,192	$13,829
Dec-2018	$10,504	$13,223
Dec-2019	$12,025	$17,386
Dec-2020	$12,706	$20,585
Dec-2021	$13,787	$26,494
Dec-2022	$12,121	$21,696
Dec-2023	$13,231	$27,399
Dec-2024	$14,019	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	5.96%	3.12%	3.44%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,363,304	$ 57,363,304
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 182,919
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,363,304 Number of Portfolio Holdings30 Advisory Fee $182,919 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112454
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.02%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,523	$10,138
Dec-2016	$10,077	$11,351
Dec-2017	$11,109	$13,829
Dec-2018	$10,397	$13,223
Dec-2019	$11,871	$17,386
Dec-2020	$12,519	$20,585
Dec-2021	$13,556	$26,494
Dec-2022	$11,906	$21,696
Dec-2023	$12,933	$27,399
Dec-2024	$13,669	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	5.69%	2.86%	3.18%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,363,304	$ 57,363,304
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 182,919
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,363,304 Number of Portfolio Holdings30 Advisory Fee $182,919 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158840
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.92%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,446	$9,765
Dec-2016	$10,009	$10,932
Dec-2017	$11,014	$13,319
Dec-2018	$10,389	$12,735
Dec-2019	$11,806	$16,745
Dec-2020	$12,457	$19,826
Dec-2021	$13,461	$25,517
Dec-2022	$9,203	$20,896
Dec-2023	$9,994	$26,389
Dec-2024	$10,521	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Balanced ETF Portfolio	5.28%	-2.28%	0.54%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 57,363,304	$ 57,363,304
Holdings Count | Holding	30	30
Advisory Fees Paid, Amount	$ 182,919
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,363,304 Number of Portfolio Holdings30 Advisory Fee $182,919 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.8%
Money Market Funds	11.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.9%
Vanguard FTSE Developed Markets ETF	8.1%
Vanguard S&P 500 ETF	8.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 500 Value ETF	6.3%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Short-Term Treasury ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097936
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,114	$10,138
Dec-2016	$9,650	$11,351
Dec-2017	$11,383	$13,829
Dec-2018	$10,416	$13,223
Dec-2019	$12,220	$17,386
Dec-2020	$12,888	$20,585
Dec-2021	$14,537	$26,494
Dec-2022	$12,581	$21,696
Dec-2023	$14,023	$27,399
Dec-2024	$15,131	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.91%	4.37%	4.23%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 165,508,065	$ 165,508,065
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 531,818
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,508,065 Number of Portfolio Holdings26 Advisory Fee $531,818 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097937
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,085	$10,138
Dec-2016	$9,591	$11,351
Dec-2017	$11,285	$13,829
Dec-2018	$10,300	$13,223
Dec-2019	$12,059	$17,386
Dec-2020	$12,685	$20,585
Dec-2021	$14,282	$26,494
Dec-2022	$12,322	$21,696
Dec-2023	$13,694	$27,399
Dec-2024	$14,751	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.71%	4.11%	3.96%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 165,508,065	$ 165,508,065
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 531,818
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,508,065 Number of Portfolio Holdings26 Advisory Fee $531,818 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112457
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,078	$10,138
Dec-2016	$9,578	$11,351
Dec-2017	$11,250	$13,829
Dec-2018	$10,256	$13,223
Dec-2019	$11,992	$17,386
Dec-2020	$12,613	$20,585
Dec-2021	$14,181	$26,494
Dec-2022	$12,226	$21,696
Dec-2023	$13,571	$27,399
Dec-2024	$14,606	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.63%	4.02%	3.86%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 165,508,065	$ 165,508,065
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 531,818
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,508,065 Number of Portfolio Holdings26 Advisory Fee $531,818 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112458
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,062	$10,138
Dec-2016	$9,529	$11,351
Dec-2017	$11,181	$13,829
Dec-2018	$10,165	$13,223
Dec-2019	$11,856	$17,386
Dec-2020	$12,431	$20,585
Dec-2021	$13,939	$26,494
Dec-2022	$12,007	$21,696
Dec-2023	$13,294	$27,399
Dec-2024	$14,262	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	7.28%	3.76%	3.61%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 165,508,065	$ 165,508,065
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 531,818
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,508,065 Number of Portfolio Holdings26 Advisory Fee $531,818 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158842
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,097	$9,765
Dec-2016	$9,591	$10,932
Dec-2017	$11,218	$13,319
Dec-2018	$10,284	$12,735
Dec-2019	$11,942	$16,745
Dec-2020	$12,530	$19,826
Dec-2021	$14,034	$25,517
Dec-2022	$12,155	$20,896
Dec-2023	$13,445	$26,389
Dec-2024	$14,501	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Growth ETF Portfolio	7.86%	3.96%	4.01%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 165,508,065	$ 165,508,065
Holdings Count | Holding	26	26
Advisory Fees Paid, Amount	$ 531,818
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$165,508,065 Number of Portfolio Holdings26 Advisory Fee $531,818 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Exchange-Traded Funds	86.5%
Money Market Funds	11.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.7%
Vanguard FTSE Developed Markets ETF	15.3%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Value ETF	4.5%
SPDR Portfolio S&P 500 Growth ETF	4.4%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097934
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 1
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,390	$10,138
Dec-2016	$10,000	$11,351
Dec-2017	$11,418	$13,829
Dec-2018	$10,618	$13,223
Dec-2019	$12,379	$17,386
Dec-2020	$13,146	$20,585
Dec-2021	$14,642	$26,494
Dec-2022	$12,706	$21,696
Dec-2023	$14,055	$27,399
Dec-2024	$15,164	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.89%	4.14%	4.25%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 102,631,015	$ 102,631,015
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 320,160
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,631,015 Number of Portfolio Holdings28 Advisory Fee $320,160 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000097935
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 2
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$69	0.66%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,364	$10,138
Dec-2016	$9,955	$11,351
Dec-2017	$11,333	$13,829
Dec-2018	$10,516	$13,223
Dec-2019	$12,230	$17,386
Dec-2020	$12,952	$20,585
Dec-2021	$14,385	$26,494
Dec-2022	$12,464	$21,696
Dec-2023	$13,752	$27,399
Dec-2024	$14,795	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.58%	3.88%	3.99%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 102,631,015	$ 102,631,015
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 320,160
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,631,015 Number of Portfolio Holdings28 Advisory Fee $320,160 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112455
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 3
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,354	$10,138
Dec-2016	$9,928	$11,351
Dec-2017	$11,302	$13,829
Dec-2018	$10,468	$13,223
Dec-2019	$12,160	$17,386
Dec-2020	$12,878	$20,585
Dec-2021	$14,292	$26,494
Dec-2022	$12,359	$21,696
Dec-2023	$13,623	$27,399
Dec-2024	$14,655	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.58%	3.80%	3.90%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 102,631,015	$ 102,631,015
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 320,160
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,631,015 Number of Portfolio Holdings28 Advisory Fee $320,160 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000112456
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 4
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$105	1.01%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$9,333	$10,138
Dec-2016	$9,878	$11,351
Dec-2017	$11,223	$13,829
Dec-2018	$10,369	$13,223
Dec-2019	$12,015	$17,386
Dec-2020	$12,680	$20,585
Dec-2021	$14,039	$26,494
Dec-2022	$12,108	$21,696
Dec-2023	$13,324	$27,399
Dec-2024	$14,280	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	7.18%	3.51%	3.63%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 102,631,015	$ 102,631,015
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 320,160
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,631,015 Number of Portfolio Holdings28 Advisory Fee $320,160 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.
C000158841
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Investor Class
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

Strong equity performance and beneficial positioning of the TOPS bond holdings led to 2024 returns for each portfolio which were above our estimates coming into the year. A favorable finish to 2024 propelled U.S. large cap growth stocks to qualify as the top-performing asset class in the TOPS Portfolios in 2024 and annualized for the last 5 years as well. Fortunately for TOPS investors, large cap growth stocks are the top (or within 1% of the top) target allocation in all our growth-focused portfolios. With the job of diversifying assets amongst a wide range of global asset classes, we are pleased we allocated highly to the best-performing asset class.  On the bond side of our portfolios, we currently utilize primarily 11 different fixed income-oriented asset classes. We are again happy to report that the majority of those 11 positions outperformed the Bloomberg US Aggregate Bond Index in 2024. We are pleased to see our focus on interest rate and credit positioning reward our investors again this year.  For the year, domestic equities remained solidly positive. Large cap (S&P 500 Total Return Index) was up +25.0%, leading all domestic equity asset classes. Mid cap (S&P Midcap 400 Total Return Index) returned +13.9%, while small cap (S&P Small Cap 600 Total Return Index) trailed but still posted +8.7%. Developed international (MSCI EAFE Total Return USD Index) was up +3.8% while emerging markets (MSCI Emerging Markets Total Return USD Index) returned +7.5%. Barclay's US Aggregate Bond Index returned +1.3%, while Barclay's US TIPs Index outperformed slightly with a return of +1.8%. Global natural resources (S&P GSSI North America Natural Resources Total Return Index) were up +8.1%. Global real estate (MSCI World Real Estate Total Return Index) managed to stay positive with a return of +2.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Dec-2015	$9,257	$9,765
Dec-2016	$9,818	$10,932
Dec-2017	$11,107	$13,319
Dec-2018	$10,354	$12,735
Dec-2019	$11,929	$16,745
Dec-2020	$12,588	$19,826
Dec-2021	$13,925	$25,517
Dec-2022	$12,137	$20,896
Dec-2023	$12,894	$26,389
Dec-2024	$13,305	$32,991

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Moderate Growth ETF Portfolio	3.19%	2.21%	3.07%
S&P 500® Index	25.02%	14.53%	13.47%

Performance Inception Date		Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 31, 2024
AssetsNet	$ 102,631,015	$ 102,631,015
Holdings Count | Holding	28	28
Advisory Fees Paid, Amount	$ 320,160
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$102,631,015 Number of Portfolio Holdings28 Advisory Fee $320,160 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	4.5%
Exchange-Traded Funds	84.5%
Money Market Funds	11.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.0%
Vanguard FTSE Developed Markets ETF	11.7%
SPDR Portfolio Short Term Corporate Bond ETF	8.1%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
iShares Global REIT ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.